Schedule of Disaggregation of Revenue by Timing of Transfer of Goods or Services (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 8,643	$ 6,567
Strong Global Entertainment Inc [Member]
Total revenue	11,070	9,951	$ 42,616	$ 38,953
Strong Global Entertainment Inc [Member] | Transferred at Point in Time [Member]
Total revenue	9,473	8,430	36,441	33,599
Strong Global Entertainment Inc [Member] | Transferred over Time [Member]
Total revenue	$ 1,597	$ 1,521	$ 6,175	$ 5,354